Deferred Government Grants (Details) - Schedule of Deferred Government Grants	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Deferred Government Grants [Member]
Government grants for property, plant and equipment
Total deferred government grants	¥ 24,754,358	$ 3,447,778	¥ 25,902,208
Less: current portion	2,295,701	319,744	2,295,701
Non-current portion	22,458,657	3,128,034	23,606,507
Government Grants [Member]
Government grants for property, plant and equipment
Other	10,709,509	1,491,616		¥ 13,230,141
Total	14,627,559	2,037,321		22,456,691
Government Grants for Property, Plant and Equipment [Member] | Deferred Government Grants [Member]
Government grants for property, plant and equipment
Balance at beginning of the period (audited)	20,575,012	2,865,680	22,030,690
Addition
Recognized as income	(727,839)	(101,373)	(1,455,678)
Subtotal	19,847,173	2,764,307	20,575,012
Government Grants for Property, Plant and Equipment [Member] | Government Grants [Member]
Government grants for property, plant and equipment
Subtotal	988,039	137,614		727,839
Government grants for property, plant and equipment
Specific subsidies	727,839	101,373		727,839
Other subsidies	260,200	36,241
Government Grants for Research and Development [Member] | Deferred Government Grants [Member]
Government grants for property, plant and equipment
Balance at beginning of the period (audited)	5,327,196	741,970	10,318,528
Addition			4,000,000
Recognized as income	(420,011)	(58,499)	(8,991,332)
Subtotal	4,907,185	683,471	¥ 5,327,196
Government Grants for Research and Development [Member] | Government Grants [Member]
Government grants for property, plant and equipment
Subtotal	2,930,011	408,091		8,498,711
Government grants for property, plant and equipment
Specific subsidies	420,011	58,499		8,498,711
Other subsidies	¥ 2,510,000	$ 349,592